[Colonial Flag Logo]
COLONIAL MUTUAL FUNDS
One Financial Center
Boston, Massachusetts  02111



May 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Liberty Funds Trust I (the "Trust")
    Colonial Income Fund (the "Fund")
    File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the May 3, 1999 Prospectus and Statement of Additional Information dated of the Fund does not differ from that contained in Post-Effective Amendment No. 55 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 1999 (accession number 000021847-99-000077).

Very truly yours,

LIBERTY FUNDS TRUST I
on behalf of
Colonial Income Fund




Kevin Jacobs
Assistant Secretary


cc:  M. Muller
     J. DiMaria
     D. Young (2)
     E. Edson
     R. Stevens
     J. Terrazino